Gains and losses on disposal and main changes in scope of consolidation - Orange Belgium (Details) - EUR (€) € / shares in Units, € in Millions	May 05, 2021	Apr. 08, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Equity			€ 35,098	€ 34,956	€ 35,361	€ 37,200
Equity attributable to owners of parent			31,825	31,784	32,341
Non-controlling interests			€ 3,274	€ 3,172	€ 3,020
Orange Belgium [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest aimed to acquire at public offer		46.97%
Voluntary public tender offer price per share		€ 22
Proportion of ownership interest in subsidiary	76.97%
Total acquisition cost of shares acquired under program	€ 316
Equity	(316)
Equity attributable to owners of parent	(172)
Non-controlling interests	€ (144)